Significant Accounting Policies - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	3 years
Forfeiture rate, nonvested stock awards	13.00%
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	3 years
Options, maximum exercisable life	7 years
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	1 year
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	3 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	3 years
Share-based Payment Arrangement | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	2 years
Share-based Payment Arrangement | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity award vesting period	5 years